Financial Instruments and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	$ 67,110	$ 95,599
Financial assets, Fair value	67,110	95,599
Financial liabilities, Carrying amount	5,959,251	5,501,975
Financial liabilities, Fair value	6,202,672	5,735,931
Other Non-Current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	44,234	34,984
Financial assets, Fair value	44,234	34,984
Accounts and Other Receivables and Prepaid Expenses and Other Current Assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	11,023	20,000
Financial assets, Fair value	11,023	20,000
Total Current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	22,786	60,615
Financial assets, Fair value	22,786	60,615
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	44,324	34,984
Financial assets, Fair value	44,324	34,984
Forward Foreign Currency Contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	11,853	40,615
Financial assets, Fair value	11,853	40,615
Financial liabilities, Carrying amount	15,066	0
Financial liabilities, Fair value	15,066	0
Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,944,185	5,501,975
Financial liabilities, Fair value	6,187,606	5,735,931
Total current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	213,924	374,607
Financial liabilities, Fair value	231,111	401,464
Total Non-current
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	5,745,327	5,127,368
Financial liabilities, Fair value	$ 5,971,561	$ 5,334,467